Other Intangible Assets - Other Intangible Assets (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Finite-Lived Intangible Assets [Line Items]
Gross Cost	$ 1,084	$ 1,067
Accumulated Amortization	(891)	(850)
Net Cost	193	217
Technologies & Licenses [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Cost	619	621
Accumulated Amortization	(519)	(489)
Net Cost	100	132
Contractual Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Cost	4	5
Accumulated Amortization	(4)	(5)
Capitalized Software [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Cost	373	338
Accumulated Amortization	(302)	(290)
Net Cost	71	48
Construction in Progress [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Cost	22	37
Net Cost	22	37
Other Intangible Assets [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Cost	66	66
Accumulated Amortization	$ (66)	$ (66)